Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consist of the following:
(in thousands)	December 31, 2023	December 31, 2022
		$
Prepaid expenses	$305	$439
Security deposits	-	85
Other	120	286
Total	$425	$810